Revenue - Summary of Revenue from Products and Services (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Revenue [abstract]
Rendering of services	₨ 524,543		₨ 522,061	₨ 481,369
Sales of products	20,328		28,341	31,071
Total revenues	₨ 544,871	$ 8,368	₨ 550,402	₨ 512,440